Segment information - Segment equity and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Current financial liabilities related to Orange Bank activities	€ 4,835	€ 4,941	€ 4,507
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial liabilities	90	100	95
Current financial liabilities related to Orange Bank activities	€ 4,835	€ 4,941	€ 4,507